BNY Mellon Bond Market Index Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4%
Aerospace & Defense — .4%
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	100,000	92,979
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	123,254
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	100,000	83,481
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	99,783
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	100,000	91,846
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	208,410
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	126,292
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	97,045
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	106,394
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	205,542
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	89,812
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	79,033
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	81,458
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	159,526
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	149,998
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	86,401
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	248,505
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	186,808
				2,316,567
Agriculture — .4%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	58,082
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	136,557
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	148,867
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	339,585
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	41,722
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	156,141
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	184,729
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	193,306
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	300,000	291,237
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	130,289
Philip Morris International, Inc., Sr. Unscd. Notes	4.75	2/12/2027	100,000	100,384
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	152,061
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	100,000	100,267
				2,033,227
Airlines — .1%
American Airlines Group, Inc. Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	324,641	312,780
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	230,501	201,125
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	125,772
				639,677
Asset-Backed Certificates — .0%
Verizon Master Trust, Ser. 2022-6, Cl. A	3.67	1/22/2029	200,000	199,157
Asset-Backed Certificates/Auto Receivables — .3%
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A3	5.81	5/18/2028	140,000	141,866

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Asset-Backed Certificates/Auto Receivables — .3% (continued)
CarMax Auto Owner Trust, Ser. 2023-4, Cl. A3	6.00	7/17/2028	200,000	203,541
Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.31	1/16/2029	200,000	201,517
GM Financial Automobile Leasing Trust, Ser. 2024-2, Cl. A3	5.39	7/20/2027	150,000	151,683
Hyundai Auto Receivables Trust, Ser. 2023-C, Cl. A3	5.54	10/16/2028	325,000	329,630
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	100,646
Nissan Auto Receivables Owner Trust, Ser. 2024-A, Cl. A3	5.28	12/15/2028	100,000	101,155
Toyota Auto Receivables Owner Trust, Ser. 2022-C, Cl. A4	3.77	2/15/2028	100,000	98,933
				1,328,971
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	252,148
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	269,491
				521,639
Automobiles & Components — .8%
American Honda Finance Corp., Sr. Unscd. Notes	4.40	10/5/2026	200,000	199,466
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	98,332
American Honda Finance Corp., Sr. Unscd. Notes(a)	5.65	11/15/2028	100,000	102,950
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.75	9/13/2054	200,000	180,558
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	59,563
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	100,756
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	400,000	397,189
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.13	11/5/2026	200,000	199,820
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	207,730
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	209,274
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	176,876
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	163,566
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000	84,378
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000	277,031
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	25,510
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,036
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000	101,886
General Motors Financial Co., Inc., Sr. Unscd. Notes(a)	5.85	4/6/2030	100,000	102,369
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	176,630
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	234,553
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000	201,840
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	195,657
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	101,272
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	124,842
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	200,533
				4,023,617
Banks — 5.5%
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	386,242
Bank of America Corp., Sr. Unscd. Bonds	4.98	1/24/2029	100,000	100,241
Bank of America Corp., Sr. Unscd. Bonds	5.16	1/24/2031	100,000	100,332
Bank of America Corp., Sr. Unscd. Bonds	5.51	1/24/2036	100,000	100,593
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	169,754
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000	210,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.5% (continued)
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	218,851
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	239,124
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	106,384
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	101,555
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	54,278
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	103,829
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	120,486
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	176,086
Bank of America Corp., Sr. Unscd. Notes(a)	5.00	1/21/2044	250,000	234,241
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	100,275
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	154,677
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	310,873
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	35,495
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	177,839
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	246,328
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000	101,150
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	87,046
Barclays PLC, Sr. Unscd. Notes(a)	4.34	1/10/2028	200,000	197,157
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	300,000	282,207
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000	202,332
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	206,939
Citibank NA, Sr. Unscd. Bonds	4.88	11/19/2027	250,000	250,638
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	250,000	242,822
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	50,376
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	97,602
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	164,615
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	129,434
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	67,795
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	315,423
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,504
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	99,486
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	101,763
Cooperatieve Rabobank UA, Gtd. Notes	5.25	8/4/2045	250,000	237,956
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	208,373
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	190,610
Goldman Sachs Bank USA, Sr. Unscd. Notes	5.41	5/21/2027	200,000	201,778
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	104,985
HSBC Holdings PLC, Sr. Unscd. Notes(a)	4.95	3/31/2030	400,000	398,399
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	298,414
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	273,194
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	50,316
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	288,969
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	62,688
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	345,084
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	54,614
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	259,732

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.5% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	95,695
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	493,910
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	81,665
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	165,916
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	293,311
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	98,263
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	200,334
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	100,123
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	400,000	386,079
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	100,226
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000	100,602
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	100,421
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	198,421
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	99,799
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	66,695
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000	252,744
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	104,647
KeyCorp, Sr. Unscd. Notes(a)	6.40	3/6/2035	200,000	209,393
KfW, Govt. Gtd. Bonds	3.63	4/1/2026	100,000	99,256
KfW, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	103,429
KfW, Govt. Gtd. Notes(a)	4.13	7/15/2033	200,000	193,571
KfW, Govt. Gtd. Notes	4.38	3/1/2027	200,000	200,435
KfW, Govt. Gtd. Notes	5.00	3/16/2026	200,000	201,639
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	296,072
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	200,000	199,029
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	198,230
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000	171,536
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	182,373
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	201,942
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	304,305
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000	171,926
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	306,380
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000	133,582
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	288,535
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	309,032
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000	129,690
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	80,349
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	156,468
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	73,306
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	174,440
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	210,614
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	201,203
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000	100,042
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	99,815
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	106,265
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	339,480

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.5% (continued)
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	245,788
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	100,978
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000	243,329
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	256,055
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	300,000	300,250
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	197,955
Royal Bank of Canada, Sr. Unscd. Notes	4.51	10/18/2027	200,000	199,340
Royal Bank of Canada, Sr. Unscd. Notes(a)	5.15	2/1/2034	100,000	99,499
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	275,578
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	100,000	101,049
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	156,539
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.45	1/15/2032	200,000	201,687
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000	203,792
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	202,268
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000	206,285
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	205,712
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	107,045
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000	251,947
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000	284,711
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	194,654
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	195,668
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000	144,632
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000	132,891
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000	123,821
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000	143,365
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000	257,659
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	95,688
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	102,148
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	112,894
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000	220,558
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	48,905
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	145,019
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	100,230
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	200,000	196,848
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	99,959
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	199,213
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	107,489
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000	189,800
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	304,272
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	101,617
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	171,535
U.S. Bancorp, Sr. Unscd. Notes(a)	1.38	7/22/2030	200,000	165,995
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	191,995
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000	101,016
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	483,625
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000	131,646

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.5% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	100,007
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	100,353
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	495,989
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	495,370
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	212,984
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000	253,268
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	250,000	253,222
Westpac Banking Corp., Sr. Unscd. Notes(a)	2.85	5/13/2026	200,000	196,231
Westpac Banking Corp., Sr. Unscd. Notes	4.60	10/20/2026	200,000	200,711
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	202,729
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000	205,052
Westpac Banking Corp., Sub. Notes(a)	2.96	11/16/2040	200,000	143,546
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	108,082
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	257,105
				29,033,932
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000	274,331
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	93,910
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	98,669
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	119,654
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.80	1/23/2059	150,000	152,115
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	178,932
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	205,603
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000	82,269
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	119,266
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	183,794
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	24,768
PepsiCo, Inc., Sr. Unscd. Notes	4.55	2/13/2026	300,000	300,563
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	110,147
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	200,000	189,906
				2,133,927
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	32,566
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	53,025
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	200,000	195,808
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	94,966
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	77,499
				453,864
Chemicals — .3%
Celanese US Holdings LLC, Gtd. Notes	6.42	7/15/2027	200,000	203,827
Celanese US Holdings LLC, Gtd. Notes(a)	6.95	11/15/2033	100,000	104,692
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	100,027
DuPont de Nemours, Inc., Sr. Unscd. Notes(a)	5.42	11/15/2048	125,000	124,726
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	122,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Chemicals — .3% (continued)
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	95,027
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	171,630
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	176,140
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	137,054
The Dow Chemical Company, Sr. Unscd. Notes	6.30	3/15/2033	100,000	106,059
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	101,547
The Sherwin-Williams Company, Sr. Unscd. Notes(a)	4.50	6/1/2047	100,000	84,256
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	200,000	199,100
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000	119,070
				1,845,755
Commercial & Professional Services — .2%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	95,719
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	64,143
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	201,427
Moody’s Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000	166,829
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	87,475
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	125,000	89,790
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	50,003
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	46,236
The Georgetown University, Sr. Unscd. Bonds(a)	5.12	4/1/2053	100,000	93,128
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	81,302
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	72,276
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	37,252
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	78,995
				1,164,575
Commercial Mortgage Pass-Through Certificates — .7%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	359,725
Bank, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	126,905
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	172,715
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	270,053
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	285,215
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	397,185
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	141,572
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	240,735
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	226,437
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	179,708
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	300,000	290,762
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	486,566
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	584,853
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	172,686	169,036
				3,931,467
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes(a)	5.00	10/15/2034	200,000	193,729
Hyatt Hotels Corp., Sr. Unscd. Notes	5.38	12/15/2031	200,000	199,496
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	100,000	97,675
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	201,688

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Consumer Discretionary — .2% (continued)
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	88,328
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	100,000	74,661
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	100,000	73,692
				929,269
Consumer Durables & Apparel — .0%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	70,636
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	181,997
				252,633
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	115,825
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	77,897
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	227,317
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	92,188
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	133,848
The Procter & Gamble Company, Sr. Unscd. Notes	1.00	4/23/2026	100,000	96,192
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	172,218
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	125,281
				1,040,766
Diversified Financials — .9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	262,391
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	200,000	195,987
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.38	12/15/2031	150,000	149,927
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	100,000	104,575
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	291,720
Apollo Global Management, Inc., Gtd. Notes	5.80	5/21/2054	200,000	198,053
Ares Capital Corp., Sr. Unscd. Bonds	5.80	3/8/2032	150,000	148,825
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000	99,219
Blackstone Private Credit Fund, Sr. Unscd. Bonds	7.30	11/27/2028	200,000	211,701
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000	194,533
Blue Owl Capital Corp. II, Sr. Unscd. Notes	8.45	11/15/2026	150,000	157,038
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	185,808
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000	442,441
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	104,096
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000	52,946
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000	129,359
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	48,070
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	59,783
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,271
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	102,808
Legg Mason, Inc., Gtd. Notes(a)	5.63	1/15/2044	100,000	97,338
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	187,540
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	77,610
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	200,000	148,573
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	272,691
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	150,000	152,757
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	103,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Diversified Financials — .9% (continued)
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	150,000	153,552
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	104,261
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	84,131
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	172,983
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	102,058
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	75,480
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	42,349
				4,950,103
Electronic Components — .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	186,899
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	176,095
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,100
				464,094
Energy — 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	196,435
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	291,965
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	98,290
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	96,968
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	204,750
Cenovus Energy, Inc., Sr. Unscd. Notes(a)	6.75	11/15/2039	34,000	36,736
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	99,428
ConocoPhillips Co., Gtd. Notes	5.05	9/15/2033	100,000	98,856
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	96,020
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	94,441
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	200,768
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	100,000	93,959
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	248,018
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	161,949
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	100,000	86,314
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	186,967
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	172,686
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	103,769
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	95,204
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	106,272
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	198,441
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	68,056
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	60,103
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	178,180
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	202,484
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	177,605
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	162,724
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	152,738
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	233,987
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	147,651
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	200,000	135,350
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	400,000	399,369

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Energy — 1.7% (continued)
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	125,052
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	96,588
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	200,000	151,192
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	64,578
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	95,593
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000	101,192
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	103,061
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	93,401
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	102,763
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000	104,456
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	193,355
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	101,240
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	250,000	212,957
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	301,011
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	180,330
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	100,000	90,730
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	250,000	168,442
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	260,000	238,205
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	4.91	9/1/2027	200,000	199,314
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	6.18	10/1/2054	100,000	95,152
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	37,078
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	207,941
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	79,984
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,194
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	208,437
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	155,775
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	35,181
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	77,455
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	200,000	231,604
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	175,533
				9,015,277
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	98,026
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	300,000	293,917
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	81,541
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	99,531
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	97,341
				670,356
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes(a)	4.85	11/1/2028	100,000	99,520
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	100,936
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	54,428
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	135,668
General Mills, Inc., Sr. Unscd. Notes(a)	3.00	2/1/2051	150,000	95,010
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	171,323
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	2.50	1/15/2027	200,000	190,745

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Food Products — .5% (continued)
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. SarlSA Finance, Inc., Gtd. Notes	5.75	4/1/2033	146,000	146,993
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	81,471
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	100,000	106,405
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000	192,621
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	133,060
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	124,126
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	102,688
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	199,667
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	78,508
The Campbell’s Company, Sr. Unscd. Notes	5.20	3/21/2029	100,000	101,000
The Campbell’s Company, Sr. Unscd. Notes	5.40	3/21/2034	100,000	99,674
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	146,607
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000	226,290
				2,586,740
Foreign Governmental — 1.0%
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000	25,542
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	300,000	336,641
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	289,543
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	282,675
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	179,909
Israel, Sr. Unscd. Notes, Ser. 30Y	3.38	1/15/2050	300,000	197,939
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	222,253
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	188,428
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	303,152
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	180,061
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	234,318
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	127,136
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000	277,966
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	390,399
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	311,808
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	202,140
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	203,539
Poland, Sr. Unscd. Notes	5.13	9/18/2034	60,000	58,663
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000	306,975
Poland, Sr. Unscd. Notes	5.50	3/18/2054	75,000	69,809
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	77,351
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	112,099
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000	97,556
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	92,349
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	350,338
				5,118,589
Health Care — 2.7%
Abbott Laboratories, Sr. Unscd. Notes(a)	1.40	6/30/2030	100,000	84,951
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	93,433
AbbVie Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	301,747

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.7% (continued)
AbbVie, Inc., Sr. Unscd. Notes(a)	4.25	11/14/2028	110,000	108,648
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	237,370
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	179,842
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	83,812
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000	157,415
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	95,457
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	62,278
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	100,000	97,082
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	140,330
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	126,727
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	41,297
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	84,471
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000	100,727
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	198,088
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	270,000	225,825
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	267,238
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	186,199
Becton, Dickinson and Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	99,880
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	133,984
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	48,126
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	3.40	7/26/2029	78,000	73,804
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	31,142
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	88,380
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	74,864
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	59,741
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000	100,889
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.20	2/22/2034	100,000	100,051
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	97,143
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000	255,381
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	90,049
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	208,448
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	157,343
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	142,557
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	70,417
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000	91,952
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	293,018
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	250,000	219,730
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	167,339
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	200,000	200,895
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	213,420
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	137,629
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	174,826
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	41,787
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	300,000	292,234
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	199,086
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	100,000	100,278

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.7% (continued)
Eli Lilly & Co., Sr. Unscd. Notes(a)	5.00	2/9/2054	100,000	91,972
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	73,283
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	177,589
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	163,562
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	105,526
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	45,999
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	87,671
HCA, Inc., Gtd. Notes	6.00	4/1/2054	100,000	96,580
HCA, Inc., Gtd. Notes	6.10	4/1/2064	100,000	95,781
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000	153,445
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	93,343
Humana, Inc., Sr. Unscd. Notes(a)	5.95	3/15/2034	100,000	101,484
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	134,038
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	180,000	176,596
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	37,520
Johnson & Johnson, Sr. Unscd. Notes	4.95	6/1/2034	200,000	201,143
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	300,000	291,372
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	45,376
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	162,634
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000	168,588
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	34,157
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	34,923
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	46,902
Merck & Co., Inc., Sr. Unscd. Notes(a)	4.50	5/17/2033	200,000	193,238
Merck & Co., Inc., Sr. Unscd. Notes	5.15	5/17/2063	60,000	54,867
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000	132,787
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	194,384
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	210,844
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	38,303
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	199,063
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	194,480
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	187,400
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	209,265
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	186,597
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	100,000	98,855
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	84,901
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	100,475
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	201,211
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	55,232
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	226,089
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	68,403
The Cigna Group, Sr. Unscd. Notes(a)	5.60	2/15/2054	100,000	93,829
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	194,433
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	141,621
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	162,978
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	64,186

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.7% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	54,202
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	42,564
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	64,479
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	49,776
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	64,485
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	152,724
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	152,982
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	100,935
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	93,660
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	101,951
UnitedHealth Group, Inc., Sr. Unscd. Notes(a)	6.88	2/15/2038	210,000	237,244
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	98,349
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	130,708
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000	97,722
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	103,197
				14,295,233
Industrial — .7%
3M Co., Sr. Unscd. Notes(a)	2.25	9/19/2026	300,000	289,321
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	199,435
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.45	10/16/2026	200,000	200,198
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	200,579
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	101,178
Caterpillar, Inc., Sr. Unscd. Notes(a)	3.25	4/9/2050	150,000	104,475
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	99,029
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000	169,852
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	110,096
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	200,000	200,144
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	138,976
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	100,986
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	100,415
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	104,301
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000	198,348
John Deere Capital Corp., Sr. Unscd. Notes	4.20	7/15/2027	100,000	99,429
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	101,318
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	200,000	200,422
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000	281,691
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	31,441
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	153,015
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	130,981
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	300,000	297,451
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	122,879
				3,735,960
Information Technology — .6%
Adobe, Inc., Sr. Unscd. Notes(a)	4.75	1/17/2028	250,000	252,416
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	98,054
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	102,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Information Technology — .6% (continued)
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	167,037
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	81,446
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	101,768
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	203,713
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	221,602
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	98,041
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	180,652
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	135,963
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	240,596
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	213,596
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	149,855
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	99,332
Oracle Corp., Sr. Unscd. Notes(a)	4.65	5/6/2030	100,000	98,614
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	93,868
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	158,597
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	72,167
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000	246,027
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	63,991
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,248
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.00	3/28/2026	100,000	100,318
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	100,000	101,429
				3,381,781
Insurance — .7%
American International Group, Inc., Sr. Unscd. Notes(a)	4.75	4/1/2048	200,000	175,769
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	148,740
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	196,982
Aon Global, Ltd., Gtd. Notes	4.60	6/14/2044	200,000	171,333
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	27,630
Athene Holding Ltd., Sr. Unscd. Notes(a)	3.95	5/25/2051	150,000	107,428
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	156,378
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	110,804
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	100,000	98,703
Corebridge Financial, Inc., Jr. Sub. Notes(a)	6.38	9/15/2054	100,000	99,125
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	97,492
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	3.90	4/5/2032	100,000	91,139
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	80,161
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	102,297
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	99,459
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	68,905
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	58,202
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(a)	5.15	3/15/2034	200,000	198,748
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	160,359
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	101,478
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	129,844
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	54,435
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	174,024

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Insurance — .7% (continued)
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000	272,160
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	100,842
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000	212,181
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	56,609
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	118,966
				3,470,193
Internet Software & Services — .4%
Alphabet, Inc., Sr. Unscd. Notes(a)	1.10	8/15/2030	100,000	83,510
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000	289,908
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000	170,397
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	137,298
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	119,470
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000	143,993
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	97,854
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	92,520
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	78,653
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	288,267
eBay, Inc., Sr. Unscd. Notes(a)	3.65	5/10/2051	13,000	9,291
Meta Platforms, Inc., Sr. Unscd. Notes(a)	4.75	8/15/2034	200,000	195,315
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,107
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	97,091
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	100,497
				1,954,171
Media — .6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds(a)	6.65	2/1/2034	100,000	102,964
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.25	4/1/2053	200,000	161,486
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	80,092
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.48	10/23/2045	250,000	238,045
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	45,746
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000	122,815
Comcast Corp., Gtd. Notes	2.45	8/15/2052	250,000	135,254
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	63,295
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	45,765
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	180,784
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	96,448
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000	64,492
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000	321,670
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	100,000	95,394
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	211,172
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	163,707
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000	77,482
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	89,161

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Media — .6% (continued)
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	160,857
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	254,785
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	250,000	246,079
				2,957,493
Metals & Mining — .2%
Barrick PD Australia Finance Pty, Ltd., Gtd. Notes	5.95	10/15/2039	100,000	101,281
BHP Billiton Finance USA, Ltd., Gtd. Notes	5.25	9/8/2033	45,000	45,147
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	60,506
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	103,921
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	133,012
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	200,000	200,277
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	119,326
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	136,243
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	39,392
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	92,264
				1,031,369
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	125,643
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	158,089
California, GO	3.50	4/1/2028	100,000	97,257
California, GO (Build America Bonds)	7.55	4/1/2039	300,000	352,459
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	209,308
Illinois, GO	5.10	6/1/2033	216,471	213,924
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	196,306
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	101,482
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	309,220
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	233,849
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	20,817
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	352,207
Oklahoma Development Finance Authority, Revenue Bonds (Natural Gas Company)	4.71	5/1/2052	200,000	183,176
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	195,679
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	134,154
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	100,985
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000	98,860
				3,083,415
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	80,097
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	100,000	61,459
Alexandria Real Estate Equities, Inc., Gtd. Notes(a)	4.75	4/15/2035	100,000	93,825
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000	130,383

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Real Estate — .9% (continued)
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	85,369
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	248,932
Boston Properties LP, Sr. Unscd. Notes(a)	4.50	12/1/2028	100,000	97,503
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	200,000	177,833
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	169,254
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	230,000	226,849
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	101,890
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000	192,054
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	135,093
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	127,467
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	101,369
Host Hotels & Resorts LP, Sr. Unscd. Notes(a)	5.70	7/1/2034	100,000	99,328
Invitation Homes Operating Partnership LP, Gtd. Notes(a)	5.45	8/15/2030	100,000	101,727
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	99,623
Kimco Realty OP LLC, Gtd. Notes(a)	2.70	10/1/2030	200,000	177,813
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	200,000	189,130
Mid-America Apartments LP, Sr. Unscd. Notes(a)	5.30	2/15/2032	100,000	100,535
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	100,878
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	149,452
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	22,685
Realty Income Corp., Sr. Unscd. Notes(a)	3.95	8/15/2027	250,000	246,083
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	99,577
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	96,927
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	165,769
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	178,409
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	43,696
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000	147,368
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	53,095
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	84,963
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000	159,761
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	146,449
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	86,638
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	194,153
				4,773,436
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000	100,594
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	98,971
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	85,999
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	97,169
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	92,699
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	69,029
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	100,000	62,335
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	76,435
Lowe’s Companies, Inc., Sr. Unscd. Notes(a)	5.00	4/15/2033	100,000	98,374
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	145,808
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	36,322

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Retailing — .6% (continued)
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	200,000	191,689
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	247,645
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	82,269
Starbucks Corp., Sr. Unscd. Notes	4.75	2/15/2026	100,000	100,270
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	98,139
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000	100,519
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	200,000	195,631
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	75,000	72,713
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	175,011
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	200,661
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000	316,443
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	98,538
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	80,756
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000	98,108
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	131,196
				3,153,323
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	106,208
Broadcom, Inc., Gtd. Notes(b)	2.60	2/15/2033	200,000	164,977
Broadcom, Inc., Gtd. Notes(b)	3.50	2/15/2041	200,000	154,696
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000	208,747
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	200,856
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	90,678
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000	57,039
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000	99,687
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000	198,066
Intel Corp., Sr. Unscd. Notes(a)	5.05	8/5/2062	65,000	50,926
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	99,774
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	100,000	97,237
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	89,103
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	200,000	187,687
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	99,866
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	102,343
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	102,457
NVIDIA Corp., Sr. Unscd. Notes(a)	1.55	6/15/2028	300,000	273,336
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	99,729
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	21,067
Qualcomm, Inc., Sr. Unscd. Notes(a)	5.40	5/20/2033	200,000	206,218
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000	64,970
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2027	200,000	200,994
Texas Instruments, Inc., Sr. Unscd. Notes(a)	4.60	2/8/2029	200,000	199,843
				3,176,504
Supranational Bank — 1.7%
African Development Bank, Sr. Unscd. Notes(a)	4.13	2/25/2027	200,000	199,293
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000	192,402
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	168,847

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Supranational Bank — 1.7% (continued)
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	88,844
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	86,166
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	95,619
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	52,971
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000	299,237
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	300,000	289,828
Asian Development Bank, Sr. Unscd. Notes	4.38	1/14/2028	300,000	300,605
Corporación Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	98,677
Corporación Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	200,000	201,619
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	132,657
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	94,741
European Investment Bank, Sr. Unscd. Bonds	4.38	10/10/2031	300,000	298,754
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000	239,209
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	479,432
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	128,418
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	197,332
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	300,735
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	98,715
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	200,411
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	303,174
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000	77,408
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	144,038
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	96,318
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	92,614
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	95,221
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000	100,187
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	99,273
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	145,301
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	97,632
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	293,439
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	167,037
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	97,348
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	292,380
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	299,968
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	115,579
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	4/10/2026	200,000	201,010
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	273,849
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/2026	500,000	481,931
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	267,412
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	195,346
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	98,667
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000	284,234
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	300,578
				8,864,456

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Technology Hardware & Equipment — .7%
Amdocs, Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	175,626
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	148,255
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000	108,528
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	74,788
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000	127,313
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	50,103
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000	195,078
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	250,000	245,423
Apple, Inc., Sr. Unscd. Notes(a)	3.35	8/8/2032	45,000	41,451
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	59,333
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	99,402
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	150,000	128,548
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	189,669
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000	101,696
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,430
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.40	4/15/2034	100,000	99,599
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.75	2/1/2033	200,000	205,143
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	144,000	146,032
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	35,474
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000	136,139
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000	193,449
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	93,756
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000	246,093
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	209,033
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	90,446
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	129,268
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	169,397
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	177,223
				3,687,695
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	105,979
America Movil SAB de CV, Sr. Unscd. Notes(a)	4.38	4/22/2049	100,000	81,842
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	365,000	246,714
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	208,217
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000	353,423
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	139,093
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	281,907
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000	102,009
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	212,421
Cisco Systems, Inc., Sr. Unscd. Notes(a)	4.80	2/26/2027	100,000	100,796
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	200,000	199,356
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	253,004
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	112,496
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	349,216
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	100,161
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	179,327

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Telecommunication Services — 1.1% (continued)
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	141,948
Telefonica Emisiones SA, Gtd. Bonds	5.21	3/8/2047	150,000	133,261
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	110,008
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	138,388
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	173,104
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	82,085
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000	100,385
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	97,980
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	193,150
T-Mobile USA, Inc., Gtd. Notes(a)	5.80	9/15/2062	100,000	97,470
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000	165,848
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	104,027
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	122,755
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	136,024
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000	603,548
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	246,683
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	94,335
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	28,373
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,753
				5,810,086
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	323,011
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	141,359
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	136,468
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000	102,077
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	195,318
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	41,416
CSX Corp., Sr. Unscd. Notes(a)	4.90	3/15/2055	200,000	179,410
FedEx Corp., Gtd. Notes	4.10	2/1/2045	100,000	77,205
FedEx Corp., Gtd. Notes	4.95	10/17/2048	100,000	86,177
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.05	8/1/2030	100,000	101,211
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	94,922
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	100,000	102,533
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	37,631
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	174,610
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	34,712
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	102,689
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	60,731
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	100,000	98,947
United Parcel Service, Inc., Sr. Unscd. Notes	6.20	1/15/2038	100,000	107,217
				2,197,644
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2(c)	2.53	5/25/2026	250,000	244,284
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	366,167

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	358,678
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	170,058	158,814
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	169,261
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	346,790
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	335,658
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	148,215
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	226,691
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.06	6/25/2027	574,937	556,714
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(c)	2.99	12/25/2027	256,488	246,569
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2(c)	3.35	7/25/2028	196,080	189,177
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	242,463	225,722
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	400,000	361,360
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	289,948	251,055
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	200,000	163,876
				4,349,031
U.S. Government Agencies Mortgage-Backed — 27.1%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)			3,188,821	2,519,219
2.00%, 8/1/2028-4/1/2052(c)			12,307,290	9,849,925
2.50%, 3/1/2028-5/1/2052(c)			10,073,072	8,455,053
3.00%, 10/1/2026-3/1/2052(c)			5,451,531	4,825,657
3.50%, 11/1/2025-7/1/2052(c)			3,277,330	2,975,792
4.00%, 4/1/2025-7/1/2052(c)			2,567,816	2,394,740
4.50%, 1/1/2026-11/1/2052(c)			1,852,541	1,774,553
5.00%, 4/1/2025-2/1/2048(c)			405,515	403,833
5.50%, 5/1/2027-2/1/2053(c)			284,265	284,926
6.00%, 6/1/2028-7/1/2039(c)			193,088	198,901
6.50%, 4/1/2026-9/1/2037(c)			45,152	46,629
7.00%, 1/1/2028-9/1/2031(c)			4,090	4,290
7.38%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate + 2.25%)(c),(d)			190	195
7.50%, 8/1/2025-7/1/2030(c)			445	454
8.00%, 5/1/2026-10/1/2031(c)			797	817
8.50%, 6/1/2030(c)			84	88
Federal National Mortgage Association:
1.50%(c),(e)			325,000	280,956
1.50%, 9/1/2035-9/1/2051(c)			3,977,124	3,183,088
2.00%(c),(e)			1,850,000	1,476,297
2.00%, 7/1/2028-6/1/2052(c)			17,759,439	14,275,332
2.50%, 7/1/2027-5/1/2052(c)			14,945,912	12,464,676

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Government Agencies Mortgage-Backed — 27.1% (continued)
3.00%, 10/1/2026-3/1/2052(c)			10,905,931	9,589,760
3.50%(c),(e)			25,000	23,676
3.50%, 8/1/2025-6/1/2052(c)			6,631,950	6,023,160
4.00%(c),(e)			175,000	168,157
4.00%, 3/1/2025-9/1/2052(c)			4,176,165	3,902,573
4.50%(c),(e)			1,675,000	1,583,078
4.50%, 9/1/2030-4/1/2049(c)			1,240,108	1,198,580
5.00%(c),(e)			4,825,000	4,665,878
5.00%, 11/1/2028-6/1/2049(c)			597,624	594,200
5.50%(c),(e)			6,450,000	6,373,018
5.50%, 1/1/2032-12/1/2038(c)			324,653	327,139
6.00%(c),(e)			5,600,000	5,639,932
6.00%, 1/1/2026-11/1/2038(c)			410,362	422,536
6.50%(c),(e)			3,150,000	3,229,692
6.50%, 2/1/2028-10/1/2037(c)			95,600	98,517
7.00%(c),(e)			775,000	810,250
7.00%, 9/1/2026-7/1/2032(c)			7,127	7,465
7.50%, 4/1/2026-6/1/2031(c)			4,015	4,067
8.00%, 5/1/2027-8/1/2030(c)			590	603
8.50%, 7/1/2030(c)			82	86
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			79,952	68,843
3.00%, 9/15/2042-8/15/2045			398,500	354,229
3.50%, 2/15/2026-8/15/2045			287,583	264,911
4.00%, 2/15/2041-9/15/2045			326,840	306,946
4.50%, 3/15/2039-2/15/2041			322,165	312,791
5.00%, 7/15/2033-4/15/2040			370,545	369,583
5.50%, 2/15/2033-11/15/2038			158,304	160,013
6.00%, 1/15/2029-10/15/2036			52,270	53,708
6.50%, 8/15/2029-11/15/2033			15,503	15,886
7.00%, 10/15/2027-8/15/2032			15,878	16,155
7.50%, 12/15/2026-11/15/2030			4,543	4,563
8.00%, 12/15/2029-3/15/2032			2,312	2,421
8.25%, 6/15/2027			142	143
8.50%, 10/15/2026			520	522
Government National Mortgage Association II:
2.00%(e)			850,000	680,930
2.00%, 9/20/2050-5/20/2052			5,157,620	4,136,406
2.50%, 3/20/2027-7/20/2052			6,739,059	5,655,327
3.00%, 1/20/2028-5/20/2052			5,633,281	4,976,168
3.50%, 9/20/2028-9/20/2052			4,150,573	3,772,833
4.00%(e)			250,000	230,234
4.00%, 9/20/2043-9/20/2052			1,803,367	1,691,829
4.50%(e)			725,000	685,648
4.50%, 7/20/2041-8/20/2052			1,493,543	1,437,590
5.00%(e)			2,525,000	2,453,872

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Government Agencies Mortgage-Backed — 27.1% (continued)
5.00%, 9/20/2040-2/20/2049			116,017	115,679
5.50%(e)			2,875,000	2,854,604
5.50%, 10/20/2031-6/20/2041			28,357	29,088
6.00%(e)			2,025,000	2,042,402
6.50%(e)			975,000	993,631
6.50%, 2/20/2028			68	69
7.00%(e)			275,000	282,135
8.50%, 7/20/2025			2	2
				144,046,949
U.S. Government Agencies Obligations — .8%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	146,497
Federal Farm Credit Banks Funding Corp., Bonds	4.82	6/23/2026	1,000,000	1,000,692
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	483,484
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	511,320
Federal Home Loan Mortgage Corp., Notes(c)	0.80	10/27/2026	125,000	117,802
Federal National Mortgage Association, Notes(c)	0.88	12/18/2026	325,000	305,392
Federal National Mortgage Association, Notes(c)	1.88	9/24/2026	1,000,000	964,447
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	580,858
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	154,009
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	183,263
				4,447,764
U.S. Treasury Securities — 44.0%
U.S. Treasury Bonds	1.13	5/15/2040	300,000	181,711
U.S. Treasury Bonds	1.25	5/15/2050	450,000	213,759
U.S. Treasury Bonds	1.38	8/15/2050	395,000	192,902
U.S. Treasury Bonds(a)	1.63	11/15/2050	2,240,000	1,170,094
U.S. Treasury Bonds(a)	1.75	8/15/2041	70,000	45,618
U.S. Treasury Bonds	1.88	2/15/2051	670,000	373,473
U.S. Treasury Bonds	1.88	2/15/2041	195,000	131,480
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000	1,102,043
U.S. Treasury Bonds	2.00	2/15/2050	545,000	317,271
U.S. Treasury Bonds	2.00	8/15/2051	1,990,000	1,139,120
U.S. Treasury Bonds	2.00	11/15/2041	1,130,000	763,522
U.S. Treasury Bonds	2.25	8/15/2046	975,000	632,531
U.S. Treasury Bonds	2.25	8/15/2049	705,000	437,954
U.S. Treasury Bonds	2.25	5/15/2041	1,100,000	784,631
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	740,411
U.S. Treasury Bonds	2.38	11/15/2049	785,000	500,253
U.S. Treasury Bonds	2.38	5/15/2051	1,975,000	1,243,324
U.S. Treasury Bonds	2.38	2/15/2042	135,000	96,601
U.S. Treasury Bonds	2.50	5/15/2046	675,000	461,729
U.S. Treasury Bonds	2.50	2/15/2045	300,000	208,910
U.S. Treasury Bonds	2.50	2/15/2046	135,000	92,739
U.S. Treasury Bonds	2.75	11/15/2042	982,000	736,999
U.S. Treasury Bonds	2.75	8/15/2042	175,000	132,009
U.S. Treasury Bonds	2.75	8/15/2047	1,330,000	939,261

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.0% (continued)
U.S. Treasury Bonds	2.75	11/15/2047	85,000	59,875
U.S. Treasury Bonds	2.88	8/15/2045	115,000	85,176
U.S. Treasury Bonds	2.88	5/15/2043	1,910,000	1,452,048
U.S. Treasury Bonds	2.88	11/15/2046	385,000	280,854
U.S. Treasury Bonds	2.88	5/15/2049	2,271,000	1,614,761
U.S. Treasury Bonds	2.88	5/15/2052	1,415,000	989,837
U.S. Treasury Bonds	3.00	5/15/2042	320,000	251,837
U.S. Treasury Bonds	3.00	11/15/2044	325,000	247,673
U.S. Treasury Bonds	3.00	2/15/2047	835,000	621,439
U.S. Treasury Bonds	3.00	5/15/2045	230,000	174,490
U.S. Treasury Bonds(a)	3.00	8/15/2048	560,000	410,528
U.S. Treasury Bonds	3.00	2/15/2049	185,000	135,050
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	832,617
U.S. Treasury Bonds	3.13	11/15/2041	290,000	234,424
U.S. Treasury Bonds	3.13	8/15/2044	281,000	219,087
U.S. Treasury Bonds	3.13	2/15/2042	175,000	140,916
U.S. Treasury Bonds	3.13	2/15/2043	280,000	221,977
U.S. Treasury Bonds	3.25	5/15/2042	365,000	298,045
U.S. Treasury Bonds	3.38	5/15/2044	915,000	744,367
U.S. Treasury Bonds	3.38	11/15/2048	1,415,000	1,109,587
U.S. Treasury Bonds	3.38	8/15/2042	540,000	447,715
U.S. Treasury Bonds(a)	3.50	2/15/2039	640,000	564,375
U.S. Treasury Bonds	3.63	2/15/2044	1,918,000	1,623,557
U.S. Treasury Bonds	3.63	8/15/2043	615,000	522,906
U.S. Treasury Bonds	3.63	2/15/2053	300,000	244,061
U.S. Treasury Bonds	3.63	5/15/2053	1,670,000	1,359,028
U.S. Treasury Bonds	3.75	8/15/2041	1,785,000	1,576,936
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,493,814
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000	938,597
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	931,985
U.S. Treasury Bonds	4.00	11/15/2042	385,000	347,523
U.S. Treasury Bonds	4.00	11/15/2052	560,000	487,670
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,483,411
U.S. Treasury Bonds(a)	4.13	8/15/2044	600,000	544,500
U.S. Treasury Bonds	4.25	5/15/2039	880,000	839,455
U.S. Treasury Bonds	4.25	11/15/2040	330,000	311,437
U.S. Treasury Bonds	4.25	2/15/2054	420,000	382,659
U.S. Treasury Bonds(a)	4.25	8/15/2054	1,480,000	1,349,806
U.S. Treasury Bonds	4.38	11/15/2039	655,000	630,898
U.S. Treasury Bonds	4.38	5/15/2041	1,025,000	979,596
U.S. Treasury Bonds	4.38	2/15/2038	40,000	39,070
U.S. Treasury Bonds(a)	4.38	5/15/2040	130,000	124,820
U.S. Treasury Bonds	4.38	8/15/2043	560,000	528,719
U.S. Treasury Bonds	4.50	8/15/2039	100,000	97,787
U.S. Treasury Bonds(a)	4.50	2/15/2036	300,000	301,137
U.S. Treasury Bonds	4.50	2/15/2044	335,000	320,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.0% (continued)
U.S. Treasury Bonds	4.50	11/15/2054	840,000	800,166
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,261,812
U.S. Treasury Bonds	4.63	5/15/2044	335,000	325,657
U.S. Treasury Bonds	4.63	11/15/2044	315,000	305,870
U.S. Treasury Bonds(a)	4.75	2/15/2041	1,035,000	1,033,908
U.S. Treasury Bonds	4.75	2/15/2037	160,000	163,206
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,730,039
U.S. Treasury Bonds	5.38	2/15/2031	140,000	147,213
U.S. Treasury Bonds	6.13	11/15/2027	85,000	89,303
U.S. Treasury Bonds(a)	6.50	11/15/2026	1,225,000	1,279,359
U.S. Treasury Bonds	6.75	8/15/2026	1,405,000	1,459,005
U.S. Treasury Notes	0.38	7/31/2027	1,200,000	1,092,047
U.S. Treasury Notes	0.50	4/30/2027	935,000	861,734
U.S. Treasury Notes	0.50	5/31/2027	270,000	248,068
U.S. Treasury Notes	0.50	10/31/2027	1,000,000	904,395
U.S. Treasury Notes	0.50	2/28/2026	860,000	826,593
U.S. Treasury Notes	0.63	5/15/2030	1,750,000	1,444,502
U.S. Treasury Notes	0.63	8/15/2030	3,031,000	2,476,954
U.S. Treasury Notes	0.63	7/31/2026	1,585,000	1,503,954
U.S. Treasury Notes	0.75	1/31/2028	400,000	361,180
U.S. Treasury Notes	0.75	3/31/2026	460,000	442,157
U.S. Treasury Notes	0.75	8/31/2026	165,000	156,399
U.S. Treasury Notes(a)	0.88	9/30/2026	290,000	274,707
U.S. Treasury Notes	1.00	7/31/2028	1,145,000	1,024,507
U.S. Treasury Notes	1.13	8/31/2028	2,115,000	1,895,651
U.S. Treasury Notes	1.13	10/31/2026	2,660,000	2,524,091
U.S. Treasury Notes	1.25	4/30/2028	780,000	709,709
U.S. Treasury Notes	1.25	5/31/2028	2,410,000	2,187,216
U.S. Treasury Notes	1.25	8/15/2031	1,205,000	989,183
U.S. Treasury Notes	1.25	9/30/2028	2,500,000	2,245,020
U.S. Treasury Notes	1.25	11/30/2026	1,910,000	1,812,038
U.S. Treasury Notes(a)	1.25	12/31/2026	920,000	870,712
U.S. Treasury Notes	1.38	10/31/2028	1,650,000	1,485,193
U.S. Treasury Notes	1.38	11/15/2031	4,030,000	3,311,133
U.S. Treasury Notes(a)	1.38	12/31/2028	1,500,000	1,343,379
U.S. Treasury Notes	1.50	1/31/2027	755,000	716,380
U.S. Treasury Notes	1.50	2/15/2030	1,455,000	1,269,914
U.S. Treasury Notes	1.50	11/30/2028	1,100,000	992,514
U.S. Treasury Notes	1.63	8/15/2029	15,000	13,373
U.S. Treasury Notes(a)	1.63	10/31/2026	290,000	277,584
U.S. Treasury Notes	1.75	1/31/2029	2,455,000	2,226,858
U.S. Treasury Notes	1.88	6/30/2026	1,746,000	1,691,267
U.S. Treasury Notes	1.88	2/28/2029	1,280,000	1,164,700
U.S. Treasury Notes	1.88	2/15/2032	3,395,000	2,871,096
U.S. Treasury Notes	1.88	2/28/2027	2,325,000	2,218,195
U.S. Treasury Notes	2.00	11/15/2026	1,065,000	1,025,021

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.0% (continued)
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	1,453,021
U.S. Treasury Notes	2.25	8/15/2027	1,075,000	1,024,819
U.S. Treasury Notes	2.25	11/15/2027	500,000	474,258
U.S. Treasury Notes	2.38	5/15/2027	1,375,000	1,320,403
U.S. Treasury Notes	2.38	4/30/2026	326,200	319,013
U.S. Treasury Notes(a)	2.38	5/15/2029	1,300,000	1,202,500
U.S. Treasury Notes	2.38	3/31/2029	1,585,000	1,468,818
U.S. Treasury Notes	2.50	2/28/2026	205,000	201,307
U.S. Treasury Notes	2.50	3/31/2027	1,395,000	1,346,747
U.S. Treasury Notes	2.63	2/15/2029	1,950,000	1,829,572
U.S. Treasury Notes	2.63	7/31/2029	1,745,000	1,625,133
U.S. Treasury Notes	2.75	2/15/2028	65,000	62,250
U.S. Treasury Notes(a)	2.75	4/30/2027	1,110,000	1,075,833
U.S. Treasury Notes	2.75	7/31/2027	700,000	675,869
U.S. Treasury Notes	2.75	8/15/2032	3,010,000	2,682,133
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,398,109
U.S. Treasury Notes	2.88	5/15/2032	2,975,000	2,684,356
U.S. Treasury Notes	3.13	11/15/2028	1,095,000	1,050,623
U.S. Treasury Notes	3.13	8/31/2027	600,000	584,039
U.S. Treasury Notes	3.25	6/30/2029	1,385,000	1,325,759
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,143,206
U.S. Treasury Notes	3.38	5/15/2033	2,655,000	2,449,445
U.S. Treasury Notes(a)	3.38	9/15/2027	1,180,000	1,155,455
U.S. Treasury Notes	3.50	1/31/2028	875,000	857,158
U.S. Treasury Notes	3.50	1/31/2030	135,000	129,932
U.S. Treasury Notes	3.50	2/15/2033	3,130,000	2,922,332
U.S. Treasury Notes	3.50	4/30/2030	325,000	312,038
U.S. Treasury Notes	3.50	4/30/2028	1,325,000	1,294,903
U.S. Treasury Notes(a)	3.50	9/30/2029	2,020,000	1,950,050
U.S. Treasury Notes(a)	3.50	9/30/2026	1,595,000	1,577,305
U.S. Treasury Notes	3.63	3/31/2030	180,000	173,988
U.S. Treasury Notes	3.63	3/31/2028	1,060,000	1,040,684
U.S. Treasury Notes	3.63	5/15/2026	1,990,000	1,975,580
U.S. Treasury Notes	3.63	5/31/2028	1,000,000	980,352
U.S. Treasury Notes(a)	3.63	8/31/2029	1,435,000	1,393,884
U.S. Treasury Notes	3.75	4/15/2026	1,335,000	1,327,699
U.S. Treasury Notes	3.75	6/30/2030	1,250,000	1,212,842
U.S. Treasury Notes	3.75	12/31/2028	655,000	642,066
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,176,636
U.S. Treasury Notes	3.75	8/31/2026	1,255,000	1,246,372
U.S. Treasury Notes	3.75	12/31/2030	90,000	86,973
U.S. Treasury Notes	3.88	9/30/2029	370,000	362,867
U.S. Treasury Notes	3.88	11/30/2027	795,000	787,500
U.S. Treasury Notes	3.88	12/31/2027	580,000	574,495
U.S. Treasury Notes	3.88	8/15/2033	1,525,000	1,457,090
U.S. Treasury Notes(a)	3.88	8/15/2034	1,100,000	1,043,797

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.0% (continued)
U.S. Treasury Notes	3.88	10/15/2027	1,290,000	1,278,461
U.S. Treasury Notes	4.00	10/31/2029	395,000	389,322
U.S. Treasury Notes	4.00	2/29/2028	1,265,000	1,256,180
U.S. Treasury Notes	4.00	2/28/2030	1,485,000	1,462,000
U.S. Treasury Notes	4.00	6/30/2028	1,800,000	1,785,164
U.S. Treasury Notes	4.00	7/31/2030	860,000	844,429
U.S. Treasury Notes	4.00	1/31/2029	1,500,000	1,483,447
U.S. Treasury Notes	4.00	2/15/2034	985,000	946,658
U.S. Treasury Notes	4.00	7/31/2029	1,555,000	1,534,894
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,083,400
U.S. Treasury Notes	4.13	9/30/2027	965,000	962,870
U.S. Treasury Notes(a)	4.13	10/31/2027	1,410,000	1,406,668
U.S. Treasury Notes	4.13	11/15/2032	1,775,000	1,736,172
U.S. Treasury Notes	4.13	6/15/2026	1,985,000	1,982,868
U.S. Treasury Notes	4.13	7/31/2028	785,000	781,382
U.S. Treasury Notes	4.13	8/31/2030	85,000	83,918
U.S. Treasury Notes	4.13	2/15/2027	1,130,000	1,128,146
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,280,653
U.S. Treasury Notes	4.13	3/31/2031	2,300,000	2,264,152
U.S. Treasury Notes(a)	4.13	10/31/2029	1,850,000	1,833,921
U.S. Treasury Notes	4.13	10/31/2026	1,200,000	1,198,312
U.S. Treasury Notes(a)	4.13	11/15/2027	1,135,000	1,131,852
U.S. Treasury Notes	4.13	11/30/2029	805,000	798,113
U.S. Treasury Notes	4.13	11/30/2031	1,005,000	986,313
U.S. Treasury Notes	4.13	1/31/2027	1,290,000	1,288,110
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	1,332,001
U.S. Treasury Notes(a)	4.25	2/28/2031	1,295,000	1,283,998
U.S. Treasury Notes	4.25	3/15/2027	1,165,000	1,165,865
U.S. Treasury Notes	4.25	11/15/2034	2,075,000	2,026,854
U.S. Treasury Notes(a)	4.25	11/30/2026	1,355,000	1,355,953
U.S. Treasury Notes(a)	4.25	12/31/2026	1,295,000	1,295,961
U.S. Treasury Notes	4.25	1/15/2028	1,080,000	1,080,295
U.S. Treasury Notes	4.25	1/31/2030	1,500,000	1,494,668
U.S. Treasury Notes	4.38	8/31/2028	1,125,000	1,128,296
U.S. Treasury Notes	4.38	8/15/2026	825,000	826,982
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,082,890
U.S. Treasury Notes	4.38	11/30/2030	1,405,000	1,403,491
U.S. Treasury Notes	4.38	12/15/2026	315,000	315,923
U.S. Treasury Notes	4.38	5/15/2034	2,870,000	2,835,695
U.S. Treasury Notes	4.38	7/15/2027	1,090,000	1,094,002
U.S. Treasury Notes	4.38	7/31/2026	2,465,000	2,470,874
U.S. Treasury Notes(a)	4.38	12/31/2029	1,515,000	1,517,959
U.S. Treasury Notes	4.38	1/31/2032	1,750,000	1,743,027
U.S. Treasury Notes	4.50	7/15/2026	1,985,000	1,993,025
U.S. Treasury Notes	4.50	11/15/2033	1,040,000	1,038,903
U.S. Treasury Notes	4.50	3/31/2026	1,375,000	1,379,082

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.0% (continued)
U.S. Treasury Notes	4.50	5/15/2027	1,210,000	1,217,303
U.S. Treasury Notes(a)	4.50	5/31/2029	1,355,000	1,364,660
U.S. Treasury Notes(a)	4.50	4/15/2027	1,500,000	1,508,994
U.S. Treasury Notes	4.50	12/31/2031	1,135,000	1,138,902
U.S. Treasury Notes	4.63	9/15/2026	2,065,000	2,078,269
U.S. Treasury Notes	4.63	9/30/2028	975,000	986,007
U.S. Treasury Notes	4.63	9/30/2030	170,000	172,005
U.S. Treasury Notes	4.63	4/30/2031	2,215,000	2,239,573
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,074,304
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,010,937
U.S. Treasury Notes	4.63	6/30/2026	2,500,000	2,514,014
U.S. Treasury Notes	4.63	6/15/2027	1,200,000	1,211,156
U.S. Treasury Notes	4.88	10/31/2028	900,000	917,947
U.S. Treasury Notes(a)	4.88	10/31/2030	1,200,000	1,229,320
U.S. Treasury Notes	4.88	5/31/2026	1,525,000	1,537,629
U.S. Treasury Notes	4.88	4/30/2026	2,445,000	2,463,911
				233,825,240
Utilities — 2.2%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	134,559
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	98,012
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000	74,490
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	83,370
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	84,421
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	82,057
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	117,931
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	123,934
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	200,000	208,998
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	106,806
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	148,850
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	94,478
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	76,907
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	213,027
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	101,548
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	96,031
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	100,000	103,678
Consumers Energy Co., First Mortgage Bonds(a)	2.65	8/15/2052	58,000	35,006
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	100,445
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	192,543
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	184,237
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	105,370
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	131,897
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	133,554
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	190,539
Duke Energy Corp., Sr. Unscd. Notes(a)	5.45	6/15/2034	200,000	199,419
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	162,412
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	195,013

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Utilities — 2.2% (continued)
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	99,131
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	122,007
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	83,314
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	101,193
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	82,878
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	99,907
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	103,531
Evergy Metro, Inc., General Ref. Mortgage Bonds	4.95	4/15/2033	100,000	97,772
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	96,603
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	78,346
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	162,713
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	243,213
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	23,861
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	217,000	173,101
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	156,020
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	111,188
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	146,216
National Rural Utilities Cooperative Finance Corp., Scd. Notes(a)	4.15	12/15/2032	100,000	93,226
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	98,867
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.45	3/13/2026	100,000	99,888
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	101,237
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	147,311
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	100,270
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	98,006
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	5.25	2/28/2053	30,000	27,395
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	123,829
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	99,725
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	100,641
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000	88,720
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes(a)	5.75	3/15/2029	170,000	175,836
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	177,933
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	201,888
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000	114,381
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	100,442
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	95,872
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	100,000	62,014
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	93,627
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Notes, Ser. A2	4.72	6/1/2037	100,000	95,337
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Notes, Ser. A4	5.21	12/1/2047	100,000	94,392
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	65,715
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	317,008
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	97,446
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	167,074
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	100,363
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	100,123
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	67,047

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Utilities — 2.2% (continued)
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	36,962
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000	205,680
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	201,482
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	202,896
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	128,840
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	146,237
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	200,000	139,102
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	83,649
The Connecticut Light and Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	195,585
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	114,546
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	99,455
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	300,000	294,108
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	83,643
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	112,823
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	202,050
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	100,000	98,608
Wisconsin Electric Power Co., Sr. Unscd. Notes(a)	4.60	10/1/2034	100,000	95,517
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	99,011
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000	213,654
				11,619,987
Total Bonds and Notes (cost $579,183,519)				538,515,932

	1-Day Yield (%)	Shares
Investment Companies — 4.2%
Registered Investment Companies — 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $22,668,842)	4.42	22,668,842	22,668,842
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $4,675,636)	4.42	4,675,636	4,675,636
Total Investments (cost $606,527,997)		106.5%	565,860,410
Liabilities, Less Cash and Receivables		(6.5)%	(34,693,021)
Net Assets		100.0%	531,167,389

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

TBA—To be announced

(a)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $42,160,831 and the value of the collateral was
$43,621,521, consisting of cash collateral of $4,675,636 and U.S. Government & Agency securities valued at $38,945,885.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to $614,139 or .1% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.2)%
Federal National Mortgage Association
1.50%(a),(b)	(400,000)	(295,437)
2.50%(a),(b)	(3,600,000)	(3,005,899)
3.00%(a),(b)	(4,275,000)	(3,652,596)
3.50%(a),(b)	(1,950,000)	(1,725,573)
4.00%(a),(b)	(450,000)	(411,240)
Government National Mortgage Association II
2.50%(b)	(525,000)	(439,008)
3.00%(b)	(1,450,000)	(1,262,102)
3.50%(b)	(900,000)	(805,430)
Total Sale Commitments (Proceeds $11,495,711)		(11,597,285)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to statement of investments.

Statement of Investments
BNY Mellon Bond Market Index Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	2,049,767	—	2,049,767
Commercial Mortgage-Backed	—	3,931,467	—	3,931,467
Corporate Bonds and Notes	—	137,663,710	—	137,663,710
Foreign Governmental	—	5,118,589	—	5,118,589
Municipal Securities	—	3,083,415	—	3,083,415
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,349,031	—	4,349,031
U.S. Government Agencies Mortgage-Backed	—	144,046,949	—	144,046,949
U.S. Government Agencies Obligations	—	4,447,764	—	4,447,764
U.S. Treasury Securities	—	233,825,240	—	233,825,240
Investment Companies	27,344,478	—	—	27,344,478
	27,344,478	538,515,932	—	565,860,410
Liabilities ($)
Investments in Securities† U.S. Government Agencies Mortgage-Backed	—	(11,597,285)	—	(11,597,285)
	—	(11,597,285)	—	(11,597,285)

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
At January 31, 2025, accumulated net unrealized depreciation on investments was $40,769,161, consisting of $1,612,503 gross unrealized appreciation and $42,381,664 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.